Brown Advisory Intermediate Income Fund
Schedule of Investments
March 31, 2022 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 29.1%
925,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	1.75%	09/15/2034	905,652
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	2.00%	04/15/2036	741,536
1,856,024	Bayview MSR Opportunity Master Fund Trust, Series 2021-INV5 A-5#^	2.50%	11/25/2051	1,785,692
1,923,874	Bayview Opportunity Master Fund VI Trust, Series 2021-INV6 A-5#^	2.50%	10/25/2051	1,842,598
1,552,500	BX Commercial Mortgage Trust, Series 2021-VOLT D (1 Month LIBOR USD + 1.65%)^	2.05%	09/15/2036	1,500,307
500,000	BX Trust, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	1.70%	11/15/2032	491,170
1,250,000	BX Trust, Series 2021-SDMF B (1 Month LIBOR USD + 0.74%)^	1.14%	09/15/2034	1,196,500
750,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	1.83%	05/15/2036	743,000
1,000,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	2.00%	05/15/2036	989,796
500,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	492,615
131	FHLMC PC, Pool# C0-0210	8.00%	01/01/2023	133
55,946	FHLMC PC, Pool# 1B-0889 (12 Month LIBOR USD + 1.60%)	1.84%	05/01/2033	55,959
949,097	FHLMC REMIC, Series 3037 NE	5.00%	09/15/2035	1,010,760
32,566	FHLMC REMIC, Series 4840 BK	4.50%	09/15/2046	32,755
595,312	FHLMC REMIC, Series 5145 AB	1.50%	09/25/2049	548,784
1,216,630	FHLMC REMIC, Series 5129 KA	1.00%	11/25/2049	1,142,104
1,475,412	FHLMC REMIC, Series 5129 DM	1.00%	08/25/2050	1,325,202
1,254,432	FHLMC REMIC, Series 5115 KC	1.00%	12/25/2050	1,149,474
1,225,193	FHLMC REMIC, Series 5127 ME	1.00%	07/25/2051	1,097,160
1,190,014	FHLMC REMIC, Series 4634 MA	4.50%	11/15/2054	1,223,871
756,917	FHMS, Series Q-006 APT1#	2.89%	04/25/2028	756,850
185,523	FHMS, Series Q-006 APT2#	2.76%	10/25/2028	185,262
125,890	FHMS, Series Q-010 APT1#	2.61%	04/25/2046	125,855
171,472	FHMS, Series Q-007 APT1#	2.99%	10/25/2047	172,014
229,190	FHMS, Series Q-007 APT2#	3.31%	10/25/2047	229,268
660,232	FHMS, Series Q-013 APT1#	1.20%	05/25/2050	640,763
750,000	FNMA, Pool# BL1160	3.64%	01/01/2026	760,161
1,426,757	FNMA, Pool# AN0992	3.12%	02/01/2026	1,438,286
9,175	FNMA, Pool# 628837	6.50%	03/01/2032	9,865
484,655	FNMA, Pool# MA2998	3.50%	04/01/2032	500,113
14,230	FNMA, Pool# 663238	5.50%	09/01/2032	15,141
21,775	FNMA, Pool# 744805 (6 Month LIBOR USD + 1.52%)	1.64%	11/01/2033	21,813
9,903	FNMA, Pool# 741373 (1 Year CMT Rate + 2.28%)	2.41%	12/01/2033	9,908
22,682	FNMA, Pool# 764342 (6 Month LIBOR USD + 1.52%)	1.90%	02/01/2034	22,720
70,151	FNMA, Pool# BN0202	5.50%	09/01/2048	74,878
180,409	FNMA REMIC Trust, Series 2013-115 AI~	3.00%	04/25/2031	2,775
72,098	FNMA REMIC Trust, Series 2020-6 GL	3.00%	04/25/2043	72,265
26,039	FNMA REMIC Trust, Series 2017-44 BA	3.50%	01/25/2044	26,046
430,372	FNMA REMIC Trust, Series 2016-M10	2.35%	11/25/2045	426,806
1,162,332	FNMA REMIC Trust, Series 2021-15 HD	1.00%	04/25/2051	1,060,094
671,316	FREMF Mortgage Trust, Series 2018-KF42 B (1 Month LIBOR USD + 2.20%)^	2.44%	12/25/2024	650,440
757,908	FREMF Mortgage Trust, Series 2020-KF74 B (1 Month LIBOR USD + 2.15%)^	2.39%	01/25/2027	751,734
984,495	FREMF Mortgage Trust, Series 2019-KF59 B (1 Month LIBOR USD + 2.35%)^	2.59%	02/25/2029	970,376
1,431,789	FREMF Mortgage Trust, Series 2020-KF76 B (1 Month LIBOR USD + 2.75%)^	2.99%	01/25/2030	1,424,556
750,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	757,274
500,000	FREMF Mortgage Trust, Series 2020-K737 B#^	3.30%	01/25/2053	487,979
12,730	GNMA, Pool# 781186X	9.00%	06/15/2030	12,784
784,030	GNMA, Pool# CM0214H (1 Year CMT Rate + 2.09%)	2.78%	02/20/2072	855,015
753,937	GNMA, Pool# CM0231H (1 Year CMT Rate + 2.12%)	3.02%	02/20/2072	814,723
2,568,371	GNMA REMIC Trust, Series 2021-093 PC	1.00%	09/20/2050	2,359,366
2,577,638	GNMA REMIC Trust, Series 2021-084 ED	1.00%	07/16/2060	2,227,919
1,493,303	GS Mortgage-Backed Securities Trust, Series 2022-LTV1 A8#^	3.00%	06/25/2052	1,477,241
700,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	2.00%	09/17/2029	686,964
500,000	KNDL Mortgage Trust, Series 2019-KNSQ C (1 Month LIBOR USD + 1.05%)^	1.45%	05/15/2036	495,368
500,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	468,225
900,000	MSC, Series 2017-CLS A (1 Month LIBOR USD + 0.70%)^	1.10%	11/15/2034	896,087
400,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	395,779
1,974,477	RCKT Mortgage Trust, Series 2022-1 A5#^	2.50%	01/25/2052	1,881,272
1,974,983	RCKT Mortgage Trust, Series 2022-2 A6#^	2.50%	02/25/2052	1,885,742
Total Mortgage Backed Securities (Cost $46,208,875)				44,324,795

Corporate Bonds & Notes - 25.6%
775,000	Alexandria Real Estate Equities, Inc.	3.38%	08/15/2031	764,103
1,530,000	American Tower Corp.	3.60%	01/15/2028	1,519,901
1,660,000	Analog Devices, Inc.	1.70%	10/01/2028	1,538,838
1,580,000	Aptiv Corp.	3.25%	03/01/2032	1,499,737
1,715,000	Brunswick Corp.	2.40%	08/18/2031	1,455,505
1,555,000	Citigroup, Inc.	3.20%	10/21/2026	1,546,617
770,000	Colonial Enterprises, Inc.^	3.25%	05/15/2030	756,202
758,000	Comcast Corp.	3.40%	04/01/2030	768,796
760,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	758,553
1,570,000	Crown Castle International Corp.	3.30%	07/01/2030	1,504,275
1,490,000	Dollar General Corp.	3.88%	04/15/2027	1,537,651
1,470,000	Dollar Tree, Inc.	4.20%	05/15/2028	1,525,211
1,680,000	Enel Finance International NV^	1.88%	07/12/2028	1,520,515
735,000	Exelon Corp.	4.05%	04/15/2030	759,815
785,000	Fortis, Inc.	3.06%	10/04/2026	777,907
1,535,000	Hasbro, Inc.	3.55%	11/19/2026	1,529,669
755,000	JB Hunt Transport Services, Inc.	3.88%	03/01/2026	770,491
1,460,000	Keysight Technologies, Inc.	4.60%	04/06/2027	1,534,559
1,535,000	Land O'Lakes, Inc.^	6.00%	11/15/2022	1,556,214
1,655,000	Micron Technology, Inc.	2.70%	04/15/2032	1,500,861
795,000	Morgan Stanley	3.75%	02/25/2023	807,922
710,000	Northrop Grumman Corp.	4.40%	05/01/2030	762,601
1,515,000	NXP BV^	3.88%	06/18/2026	1,524,894
1,680,000	PerkinElmer, Inc.	1.90%	09/15/2028	1,524,865
1,660,000	Physicians Realty L.P.	2.63%	11/01/2031	1,500,778
1,310,000	SYSCO Corp.	5.95%	04/01/2030	1,520,284
1,695,000	Takeda Pharmaceutical Co., Ltd.	2.05%	03/31/2030	1,532,322
1,645,000	Verizon Communications, Inc.	2.10%	03/22/2028	1,539,299
1,565,000	Wells Fargo & Co.	3.00%	10/23/2026	1,547,028
945,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	968,458
825,000	Xylem, Inc.	1.95%	01/30/2028	766,437
Total Corporate Bonds & Notes (Cost $41,571,999)				39,120,308

Asset Backed Securities - 11.1%
510,000	American Homes 4 Rent Trust, Series 2015-SFR2 C^	4.69%	10/18/2052	518,982
900,000	CarMax Auto Owner Trust, Series 2021-2 C	1.34%	02/16/2027	850,196
540,864	Dext ABS LLC, Series 2021-1 A^	1.12%	02/15/2028	529,396
75,903	FHF Trust, Series 2020-1A A^	2.59%	12/15/2023	75,984
706,153	FHF Trust, Series 2021-2A A^	0.83%	12/15/2026	687,135
165,864	FHF Trust, Series 2021-1A A^	1.27%	03/15/2027	161,594
1,700,000	FREED ABS Trust, Series 2022-1FP B^	1.91%	03/19/2029	1,658,351
1,370,593	GoodLeap Sustainable Home Solutions Trust, Series 2021-4 A^	1.93%	07/20/2048	1,246,045
833,495	GoodLeap Sustainable Home Solutions Trust, Series 2021-5 A^	2.31%	10/20/2048	766,535
590,000	GTP Acquisition Partners I LLC, Series 2015-1-2^	3.48%	06/15/2050	592,719
1,575,000	HPEFS Equipment Trust, Series 2021-2A B^	0.61%	09/20/2028	1,523,050
700,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	702,677
500,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	496,795
733,895	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	1.69%	03/19/2037	732,882
874,862	JPMorgan Chase Bank NA - CACLN, Series 2021-3 B^	0.76%	02/25/2029	850,275
438,142	MVW Owner Trust, Series 2017-1A A^	2.42%	12/20/2034	436,559
205,857	NYCTL Trust, Series 2019-A A^	2.19%	11/10/2032	201,755
145,000	Oportun Funding XIV LLC, Series 2021-A A^	1.21%	03/08/2028	140,843
600,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	602,291
274,000	SBA Tower Trust, Series 2020-1-2^	2.33%	01/15/2028	260,275
400,000	SBA Tower Trust, Series 2020-1-2^	1.88%	07/15/2050	378,096
850,000	Stack Infrastructure Issuer LLC, Series 2020-1A A2^	1.89%	08/25/2045	798,340
750,000	Tesla Auto Lease Trust, Series 2020-A A3^	0.68%	12/20/2023	745,201
445,000	Tesla Auto Lease Trust, Series 2021-A C^	1.18%	03/20/2025	430,564
1,125,000	Vantage Data Centers Issuer LLC, Series 2020-1A A2^	1.65%	09/15/2045	1,049,317
500,000	Verizon Owner Trust, Series 2019-A C	3.22%	09/20/2023	502,786
Total Asset Backed Securities (Cost $17,584,107)				16,938,643

U.S. Treasury Notes - 20.5%
6,000,000	United States Treasury Note	1.63%	08/15/2022	6,017,925
8,210,000	United States Treasury Note	0.13%	01/31/2023	8,114,125
6,775,000	United States Treasury Note	2.25%	03/31/2026	6,714,528
6,395,000	United States Treasury Note	2.88%	05/15/2028	6,552,752
4,385,000	United States Treasury Note	0.88%	11/15/2030	3,887,405
Total U.S. Treasury Notes (Cost $32,186,981)				31,286,735

Shares
Affiliated Mutual Funds - 12.2%
1,877,653	Brown Advisory Mortgage Securities Fund - Institutional Shares			18,626,322
Total Affiliated Mutual Funds (Cost $19,290,606)				18,626,322

Short-Term Investments - 1.2%
Money Market Funds - 1.2%
1,887,581	First American Government Obligations Fund — Class Z, 0.15%*			1,887,581
Total Short-Term Investments (Cost $1,887,581)				1,887,581
Total Investments - 99.7% (Cost $158,730,149)				152,184,384
Other Assets in Excess of Liabilities - 0.3%				485,913
NET ASSETS - 100.0%				$152,670,297

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in affiliated mutual funds and money market funds, with a total market value of $20,513,903, were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities and U.S. Treasury Notes, with a total market value of $131,670,481, were categorized as Level 2.

Investments in Affiliates
See the table below for details of the Brown Advisory Intermediate Income Fund's investment in the Brown Advisory Mortgage Securities Fund Institutional Shares for the period ended as of the date of this report:

Beginning Market Value 6/30/2021	Purchases	Sales	Net Realized Gains (Losses)	Change In Unrealized Appreciation (Depreciation)	Ending Market Value 3/31/2022	Dividend Income	Capital Gain Distributions	Shares Owned at 3/31/2022
$20,785,301	$-	$(960,000)	$7,704	$(1,206,683)	$18,626,322	$178,609	$-	1,877,653